SunAmerica
----------

                     Money Market Fund

                            ----------------------
                            1999 Semiannual Report
                            ----------------------

[LOGO OF SUNAMERICA MUTUAL FUNDS APPEARS HERE]

                  SunAmerica Money Market Funds Annual Report

                                                                 August 20, 1999

Dear Shareholder:

  For the six months ended June 30, 1999, the Fund's Class A shares returned 1.94% compared to 2.09% for its Lipper category. For the one year ended June 30, 1999, the Fund's Class A posted a total return of 4.51%. This compares to a 4.52% return for its Lipper category. The SunAmerica Money Market Fund Class A had a SEC 7-day effective yield of 4.28% and a SEC 7-day current yield of 4.19%, both as of June 30, 1999.

  Overall, the six-month period ended June 30, 1999 was an after-shock from the global financial crisis that had dominated the money markets throughout 1998. As the financial markets began to settle down in the first quarter of 1999 and foreign economies showed signs of recovery, market participants shifted their focus from international turmoil back to the U.S. Economic data supported the "New Era" theme of strong growth with little or no signs of inflation. During the second quarter, the economy remained strong and the Federal Reserve Board adopted a tightening bias, but remained in a non-action mode. Together, these factors pushed yields on short-term money market securities significantly higher.

  Finally, as expected, concerns that a strong economy would rekindle inflation led the Federal Reserve Board to raise the targeted federal funds rate by 0.25% to 5.00% at its June 30th meeting. While there is still little evidence of inflation, this tightening was intended to make sure a spiral of rising wages and prices does not derail the economy.

  June 1999 was the first time in over two years that the Federal Reserve Open Market Committee voted to raise its target for the federal funds rate. Adopting a tighter monetary policy with the absence of any significant signs of inflation indicates that the Fed is pre-emptive and keeping "ahead of the curve." The continued strength of the U.S. economy, along with the easing in the global economic crisis following the Russian and Brazilian devaluations, are the major factors behind the increase. Although strong productivity gains have offset a tightening labor market, signs of slower economic growth are needed to keep the Fed on hold.

  Given this outlook, we may allow the weighted average maturity of the Fund to roll down from the somewhat long benchmark position we maintained for most of the semiannual period to a neutral position in the near term. This gives us added flexibility to lock in the higher yields anticipated should the Fed raise rates again.

  We will also, of course, continue to search for the best relative valued securities, as we seek a high level of current income as is consistent with liquidity and stability of capital.

/s/ Brian H. Wiese

Brian H. Wiese
Portfolio Manager

SunAmerica Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES -- December 31, 1998

ASSETS:
Investment securities, at value (amortized cost $779,028,489)........  $779,028,489
Cash.................................................................     1,252,655
Receivables for fund shares sold.....................................    15,345,904
Interest receivable..................................................     3,832,995
Prepaid expenses.....................................................       206,579
                                                                       ------------
  Total assets.......................................................   799,666,622
                                                                       ------------
LIABILITIES:
Payable for fund shares repurchased..................................    10,469,498
Dividends payable....................................................     1,208,169
Investment advisory and management fees payable......................       316,546
Accrued expenses.....................................................       150,893
Distribution and service maintenance fees payable....................       130,473
                                                                       ------------
  Total liabilities..................................................    12,275,579
                                                                       ------------
   Net assets........................................................  $787,391,043
                                                                       ============
NET ASSETS WERE COMPOSED OF:
Common stock, $.001 par value (10 billion shares authorized).........  $    787,380
Additional paid-in capital...........................................   786,498,032
                                                                       ------------
                                                                        787,285,412
Accumulated undistributed net investment income......................       105,631
                                                                       ------------
   Net assets........................................................  $787,391,043
                                                                       ============
Class A:
Net asset value($735,948,058/735,937,388 shares outstanding).........  $       1.00
                                                                       ============
Class B:
Net asset value($46,674,943/46,674,944 shares outstanding)...........  $       1.00
                                                                       ============
Class II:
Net asset value($4,768,042/4,767,843 shares outstanding).............  $       1.00
                                                                       ============

See Notes to Financial Statements

SunAmerica Money Market Fund
STATEMENT OF OPERATIONS -- For the year ended December 31, 1998

INVESTMENT INCOME:
 Interest..............................................            $19,382,304
                                                                   -----------
EXPENSES:
 Investment advisory and management fees............... $1,860,086
 Transfer Agent and shareholder servicing fees and
  expenses-Class A.....................................    927,100
 Transfer Agent and shareholder servicing fees and
  expenses-Class B.....................................     62,542
 Transfer Agent and shareholder servicing fees and
  expenses-Class II....................................      5,410
 Service maintenance fees-Class A......................    536,227
 Distribution and service maintenance fees-Class B.....    187,805
 Distribution and service maintenance fees-Class II....     17,472
 Custodian fees and expenses...........................     73,669
 Registration fees-Class A.............................     35,748
 Registration fees-Class B.............................      4,173
 Registration fees-Class II............................        971
 Directors' fees and expenses..........................     10,376
 Legal fees and expenses...............................      4,525
 Insurance expense.....................................      3,124
 Audit and tax consulting fees.........................        905
 Miscellaneous expenses................................      2,087
                                                        ----------
                                                                     3,732,220
                                                                   -----------
  Less: expense offset and reimbursement...............                (64,186)
                                                                   -----------
  Net expenses.........................................              3,668,034
                                                                   -----------
Net investment income..................................             15,714,270
                                                                   -----------
Increase in net assets resulting from operations.......            $15,714,270
                                                                   ===========

See Notes Financial Statements

SunAmerica Money Market Fund
STATEMENT OF CHANGES IN NET ASSETS

                                           For the six months
                                                 ended          For the year
                                             June 30, 1999          ended
                                              (unaudited)     December 31, 1998
                                           ------------------ -----------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income....................    $ 15,714,270      $ 29,187,296
                                              ------------      ------------
Net increase in net assets resulting from
 operations...............................      15,714,270        29,187,296
Dividends and distributions to
 shareholders:
 From net investment income (Class A).....     (14,948,232)      (27,620,422)
 From net investment income (Class B).....        (700,558)       (1,562,707)
 From net investment income (Class II)....         (64,509)          (37,151)
                                              ------------      ------------
Total dividends and distributions to
 shareholders.............................     (15,713,299)      (29,220,280)
Increase in net assets from fund share
 transactions (Note 5)....................      63,328,409       183,393,963
                                              ------------      ------------
Total increase in net assets..............      63,329,380       183,360,979
Net Assets:
 Beginning of year........................     724,061,663       540,700,684
                                              ------------      ------------
 End of period (including undistributed
  net investment income of $105,631 and
  $104,660 at June 30, 1999 and December
  31, 1998, respectively).................    $787,391,043      $724,061,663
                                              ============      ============

See Notes to Financial Statements

SunAmerica Money Market Fund
FINANCIAL HIGHLIGHTS

                            Net                                      Net               Net                      Ratio of
                           Asset                         Dividends  Asset             Assets   Ratio of      net investment
                           Value      Net     Total from  from net  Value             end of   expenses        income to
         Period          beginning investment investment investment end of   Total    period  to average        average
         Ended           of period   income   operations   income   period Return(1) (000's)  net assets       net assets
------------------------ --------- ---------- ---------- ---------- ------ --------- -------- ----------     --------------
                                                                    Class A
                                                                    -------
12/31/94................  $1.000     $0.034     $0.034    $(0.034)  $1.000   3.47%   $213,958    1.00%            3.43%
12/31/95................   1.000      0.051      0.051     (0.051)   1.000   5.18     316,308    1.01(2)          5.04
12/31/96................   1.000      0.045      0.045     (0.045)   1.000   4.61     398,698    1.00(3)          4.52
12/31/97................   1.000      0.047      0.047     (0.047)   1.000   4.82     511,908    0.98(3)          4.73
12/31/98................   1.000      0.047      0.047     (0.047)   1.000   4.80     687,801    0.95(3)          4.70
 6/30/99(6).............   1.000      0.021      0.021     (0.021)   1.000   4.51     735,948    0.95(3)(4)       4.18(4)
                                                                    Class B
                                                                    -------
12/31/94................  $1.000     $0.027     $0.027    $(0.027)  $1.000   2.76%   $ 98,398    1.69%            2.91%
12/31/95................   1.000      0.044      0.044     (0.044)   1.000   4.49      51,799    1.78(2)          4.37
12/31/96................   1.000      0.038      0.038     (0.038)   1.000   3.83      29,114    1.77(3)          3.76
12/31/97................   1.000      0.040      0.040     (0.040)   1.000   4.03      28,391    1.74(3)          3.95
12/31/98................   1.000      0.039      0.039     (0.039)   1.000   3.96      34,828    1.75(3)          3.88
 6/30/99(6).............   1.000      0.017      0.017     (0.017)   1.000   3.66      46,675    1.73(4)          3.46(4)
                                                                    Class II
                                                                    --------
10/2/97-12/31/97........  $1.000     $0.010     $0.010    $(0.010)  $1.000   1.00%   $    402    1.75%(4)(5)      4.01%(4)
12/31/98................   1.000      0.039      0.039     (0.039)   1.000   3.94       1,433    1.75(5)          3.83
 6/30/99(6).............   1.000      0.017      0.017     (0.017)   1.000   3.65       4,768    1.75(4)(5)       3.82(4)

------
(1) Total return is not annualized and does not reflect sales load
(2) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits for the year ended December 31, 1995 of 0.05% and 0.13% for Class A and Class B, respectively.
(3) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits as follows:

                     12/31/96 12/31/97 12/31/98 6/30/99
                     -------- -------- -------- -------
   Class A..........  0.03%    0.02%    0.03%    0.02%
   Class B..........  0.04%    0.02%    0.01%     --

(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                               12/31/97 12/31/98 6/30/99
                               -------- -------- -------
   Class II...................  4.74%    2.55%    0.38%

(6) Unaudited

See Notes to Financial Statements

SunAmerica Money Market Fund
PORTFOLIO OF INVESTMENTS -- December 31, 1998

                              Principal
                                Amount                                  Value
Security Description        (in thousands)  Rate**      Maturity      (Note 2)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-
 2.8%
Deutsche Bank AG..........     $10,000       5.03%       1/07/00     $ 9,997,547
Societe Generale..........      12,000       5.03        1/14/00      11,998,307
                                                                     -----------
Total Certificates of
 Deposit
 (amortized cost
 $21,995,854).............                                            21,995,854
                                                                     -----------
COMMERCIAL PAPER-42.0%
Allied Signal, Inc........      10,000       5.25        2/28/00       9,647,083
American Home Products
 Corp.....................      10,000       4.78        8/10/99       9,946,889
Apreco, Inc...............      20,000     5.10-5.15 9/16/99-9/17/99  19,779,334
AT&T Corp.................      15,000       5.18        7/06/99      14,989,208
Atlantis One Funding
 Corp.....................      20,000     4.90-5.18 9/14/99-9/27/99  19,771,294
Banco Mercantile del Norte
 SA.......................      10,000       4.79        7/23/99       9,970,728
BellSouth
 Telecommunications, Inc..      10,000       5.55        7/01/99      10,000,000
Cargill, Inc..............      10,000       4.82        7/08/99       9,990,628
Dairy Investments Ltd.....      10,000       4.82        7/07/99       9,991,967
Delaware Funding Corp.....      30,000     4.81-5.15 7/12/99-9/14/99  29,852,625
Edison Asset
 Securitization LLP.......      20,000       4.85    7/16/99-8/30/99  19,898,958
Falcon Asset
 Securitization, Inc......      20,000     5.15-5.21 8/12/99-8/16/99  19,873,411
Giro Funding Corp.........       7,000       4.80        7/12/99       6,989,733
Hershey Foods Corp........      15,000       5.17        7/06/99      14,989,229
International
 Securitization Corp......      10,000       5.10        9/13/99       9,894,961
Ipalco Enterprises, Inc...      30,000     4.80-4.85 7/07/99-8/12/99  29,909,134
KZH Holding Corp..........      10,000       4.86        7/06/99       9,993,250
Lucent Technologies, Inc..      10,000       4.95        7/27/99       9,964,250
Moat Funding LLC..........      10,000       5.15        9/13/99       9,894,139
Monsanto Co...............      20,800     4.82-4.86 8/11/99-8/23/99  20,669,164
Nike, Inc.................       5,000       5.60        7/01/99       5,000,000
R.O.S.E. Funding No. 1
 Ltd......................      10,000       4.81        7/12/99       9,985,303
Sigma Finance Corp........      10,000       4.83        7/15/99       9,981,217
Southland Corp............      10,000       4.84        7/09/99       9,989,244
                                                                     -----------
Total Commercial Paper
 (amortized cost
 $330,971,749)............                                           330,971,749
                                                                     -----------
GOVERNMENT AGENCIES-2.1%
Agency for International
 Development India+.......       1,000       5.34        7/06/99       1,000,069
Agency for International
 Development Israel+......       1,017       5.31        7/06/99       1,016,927
Agency for International
 Development Panama+......       4,402       5.21        7/06/99       4,425,848
Federal Home Loan Bank....      10,000       5.12        5/17/00      10,000,000
                                                                     -----------
Total Government Agencies
 (amortized cost
 $16,442,844).............                                            16,442,844
                                                                     -----------

SunAmerica Money Market Fund
PORTFOLIO OF INVESTMENTS -- December 31, 1998 -- (continued)

                                Principal
                                  Amount                                  Value
Security Description          (in thousands)  Rate**      Maturity      (Note 2)
----------------------------------------------------------------------------------
MEDIUM TERM NOTES-40.7%
Aetna Services, Inc.+...         $10,000       5.66%      11/29/99     $10,000,000
American Express Credit
 Corp.+.................          20,000       4.95        7/01/99      20,000,000
Bear Stearns Cos.,
 Inc.+..................          10,000       5.12        1/20/00      10,005,508
Chase Manahattan Corp.+.          10,000       5.00        7/26/99       9,994,220
Citicorp.+..............          10,000       5.14        9/17/99      10,000,000
Citicorp................           6,000       5.40       10/20/99       6,007,725
Commerzbank AG..........          10,000       5.31        3/01/00       9,998,714
FCC National Bank.......          10,000       5.44        2/23/00       9,997,811
First Bank of Sioux
 Falls+.................           3,000       4.99        7/21/99       2,999,975
First National Bank of
 Chicago................          10,000       4.93        7/06/99      10,000,093
General Motors
 Acceptance Corp.+......          10,000       5.05        8/02/99      10,006,375
Goldman Sachs & Co.+....          16,000     5.08-5.09 7/12/99-7/26/99  16,000,000
Goldman Sachs & Co......          20,000       5.13        2/25/00      20,000,000
IBM Credit Corp.........           8,000       5.61        7/30/99       7,999,534
Liberty Lighthouse
 Funding+...............          18,000     4.97-5.14 7/15/99-9/17/99  17,999,585
Merrill Lynch & Co.,
 Inc.+..................          17,000     5.06-5.11 7/01/99-8/23/99  16,995,528
Merrill Lynch & Co.,
 Inc....................          10,000       8.25       11/15/99      10,113,596
Morgan (J.P.) & Co.,
 Inc.+..................          10,000       4.90        7/06/99       9,998,270
Morgan Stanley Group,
 Inc.+..................          12,000       5.23        9/13/99      12,000,000
Northern Rock PLC+......          10,000       5.12        9/14/99      10,000,000
Phillip Morris Cos.,
 Inc.+..................          22,000       6.15        9/15/99      22,092,445
Portland General
 Electric Co............           3,250       6.63        8/31/99       3,254,756
Rabobank Nederland NV...          10,000       5.32        3/03/00       9,996,760
7 World Trade Center
 Finance+...............          10,000       5.25        9/01/99      10,000,000
Sigma Finance Corp......          20,000     5.19-5.42 4/27/00-5/24/00  20,000,000
Sigma Finance Corp.+....           5,000       5.66        7/01/99       5,000,000
Southtrust Bank+........          10,000       4.95        7/01/99       9,995,012
Toronto Dominion+.......          10,000       4.84        7/13/99       9,999,135
                                                                       -----------
Total Medium Term Notes
 (amortized cost
 $320,455,042)..........                                               320,455,042
                                                                       -----------
TAXABLE MUNICIPAL MEDIUM
 TERM NOTES-6.4%
California Pollution
 Control Financing+.....           6,500       5.28        7/07/99       6,500,000
Courtyards Mackinaw
 LLC+...................           5,355       5.11        7/01/99       5,355,000
Illinois Student
 Assistance Corp.+......          21,000     5.18-5.23     7/07/99      21,000,000
New Hampshire State
 Industrial Development
 Authority..............          10,000       4.95        8/12/99      10,000,000
Texas G.O.+.............           7,415       5.21        7/07/99       7,415,000
                                                                       -----------
Total Taxable Municipal
 Medium Term Notes
 (amortized cost
 $50,270,000)...........                                                50,270,000
                                                                       -----------
Total Investment
 Securities
 (amortized cost
 $740,135,489)..........                                               740,135,489
                                                                       -----------

SunAmerica Money Market Fund
PORTFOLIO OF INVESTMENTS -- December 31, 1998 -- (continued)

                                      Principal
                                        Amount                        Value
Security Description                (in thousands) Rate** Maturity   (Note 2)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT-4.9%
Joint Repurchase Agreement
 Account (Note 3)
 (cost $38,893,000).........           $38,893      4.70% 7/01/99  $ 38,893,000
                                                                   ------------
TOTAL INVESTMENTS-
 (amortized cost
 $779,028,489*).............  98.9%                                 779,028,489
Other assets less
 liabilities................   1.1%                                   8,362,554
                             -----                                 ------------
NET ASSETS.................. 100.0%                                $787,391,043
                             =====                                 ============

* At June 30, 1999 the cost of securities for Federal income tax purposes was the same for book purposes
** Rates shown are rates in effect as of June 30, 1999
+ Variable rate security; maturity date reflects the next reset date G.O.-General Obligation

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                            Agreement) by industry@

Securities Holding Company  23.7%           Finance        6.1%
Receivable Company          18.5            Utilities      4.2
Industrials                 18.4            Gov't Agency   2.1
Banking                     13.3            Leasing        1.3
                                                          ----
Municipalities               6.4                          94.0%
                                                          ====

@ As grouped by Moody's Investors Service Global Short Term Market Record

See Notes to Financial Statements

SunAmerica Money Market Fund
NOTES TO FINANCIAL STATEMENTS -- June 30, 1999 (unaudited)


Note 1. Organization

  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation.

  The Fund offers multiple classes of shares. The classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

  Class A shares--  Offered at the next determined net asset value per share.

  Class B shares--  Offered at the next determined net asset value per share, although a declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such shares and at such time are no longer subject to a distribution fee.

  Class II shares-- Offered at the next determined net asset value per share.
                    Certain redemptions made within the first year of the date of purchase are subject to a contingent deferred sales charge.

  Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B shares and Class II shares are subject to distribution fees.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  Repurchase Agreements: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of

SunAmerica Money Market Fund
NOTES TO FINANCIAL STATEMENTS -- June 30, 1999 (unaudited) -- (continued)

  default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  Securities Transactions, Investment Income and Distributions to
  Shareholders: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  Use of Estimates in Financial Statement Preparation: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  Federal Income Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  At December 31, 1998, the Fund had a capital loss carryforward available of $40,283 which will expire as follows:

                                       Expiration
             --------------------------------------------------------------------------------------
              2002                2003                          2004                          2005
             ------              -------                       -------                       ------
             $5,123              $11,725                       $15,660                       $7,775

  To the extent that these capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations.

SunAmerica Money Market Fund
NOTES TO FINANCIAL STATEMENTS -- June 30, 1999 (unaudited) -- (continued)


  Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer $770 of such capital losses.

Note 3. Joint Repurchase Agreement Account

  As of June 30, 1999, the Fund had a 16.25% undivided interest, which represented $38,893,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  State Street Bank & Trust Co. Repurchase Agreement, 4.70% date 6/30/99, in the principal amount of $239,307,000, repurchase price $239,338,243 due 7/1/99 collateralized by $152,205,000 U.S. Treasury Bonds 12.00% due 8/15/13, $25,195,000 U.S. Treasury Notes 6.25% due 2/15/07, and $955,000
  U.S. Treasury Notes 5.63% due 12/31/99, approximate aggregate value $245,064,987.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

  SunAmerica agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below 1.75% for Class II Shares. For the six months ended June 30, 1999 SAAMCO reimbursed $8,198 of expenses.

  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly owned subsidiary of SunAmerica Inc. The Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment

SunAmerica Money Market Fund
NOTES TO FINANCIAL STATEMENTS -- December 31, 1998 -- (continued)

  company's board of directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan". In adopting the Class A Plan, the Class B Plan and the Class II Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class II shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan and the Class II Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the six months ended June 30, 1999, SACS earned fees of $741,504 from the Fund.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class B and Class II shares. For the six months ended June 30, 1999, SACS informed the Fund that it received approximately $160,479 in contingent deferred sales charges.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services which is approved annually by the Directors. For the six months ended June 30, 1999 the Fund (Class A, Class B and Class II) incurred expenses of $836,645 to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $142,701 was payable to SAFS at June 30, 1999.

SunAmerica Money Market Fund
NOTES TO FINANCIAL STATEMENTS -- December 31, 1998 -- (continued)


Note 5. Capital Share Transactions

  Transactions in shares of each class, all at $1.00 per share, for the six months ended June 30, 1999 and for the prior year were as follows:

                                                              Money Market Fund
                         ---------------------------------------------------------------------------------------------
                                     Class A                         Class B                       Class II
                         -------------------------------  -----------------------------  -----------------------------
                             For the         For the          For the        For the         For the        For the
                         six months ended   year ended    six months ended  year ended   six months ended  year ended
                           June 30,1999    December 31,     June 30,1999   December 31,    June 30,1999   December 31,
                           (unaudited)         1998         (unaudited)        1998        (unaudited)        1998
                         ---------------- --------------  ---------------- ------------  ---------------- ------------
  Shares sold...........   1,811,801,261   3,164,014,503     77,301,315     119,850,351     19,594,975     14,608,130
  Reinvested dividends..      13,725,957      27,236,164        567,248       1,348,769         47,915         28,248
  Shares redeemed.......  (1,777,381,017) (3,015,326,722)   (66,021,315)   (114,760,361)   (16,307,930)   (13,605,120)
                          --------------  --------------    -----------    ------------    -----------    -----------
  Net increase..........      48,146,201     175,923,945     11,847,248       6,438,759      3,334,960      1,031,258
                          ==============  ==============    ===========    ============    ===========    ===========

Note 6. Directors' Retirement Plan

  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 1999, the Fund had accrued $79,756 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 1999 expensed $10,376 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

SunAmerica Money Market Fund

FASTFACTS . . . Available for your convenience

The easy and convenient way to obtain the most current information on your mutual funds. By calling our toll free number, 1-800-654-4760, you can receive mutual fund information 24 hours a day. If you require any additional information, please call us at 1-800-858-8850 Monday-Friday 8:30 a.m.-7:00 p.m. (Eastern time).

Here's How it Works

All you need is:
 * A Touch-Tone Telephone
 * Your account number
 * Your Personal Identification number "PIN"
   (the last four digits of your Social Security number, a tax identification number or a number chosen by you)
 * Your Fund Code

                            CLASS                                        CLASS                                        CLASS
                         -----------                                  -----------                                  -----------
                          A   B  II                                    A   B  II                                    A   B  II
EQUITY FUNDS             --- --- ---    INCOME FUNDS                  --- --- ---    STYLE SELECT SERIES           --- --- ---
Balanced Assets           51 551 731    U.S. Government Securities     70 570 N/A    Aggressive Growth             701 711 771
Blue Chip Growth         522  22 820    Federal Securities            534  34 N/A    Mid-Cap Growth                702 712 772
Mid-Cap Growth            71 571 821    Diversified Income            580  80 N/A    Value                         704 714 774
Small Company Growth      36 536 836    High Income                    28 228 828    International Equity          703 713 773
Growth and Income         24 524 824    Tax Exempt Insured             33 533 N/A    Small-Cap Value               705 715 775
"Dogs" of Wall Street    720 730 740    Money Market                   35 535 735    Large-Cap Value               706 716 776
                                                                                     Focused Growth and Income     708 728 778
                                                                                     Large-Cap Growth              709 719 779
                                                                                     Focus                         722 732 742
   Press the following Touch-Tone Button(s)
   to make your selection:                                            ------------------------------------------------------
                                                                      2-1  Account Balances and Recent Transactions
        ------------------------------------------------
   [1]--Fund Prices and Dividend Information                          2-2  Fund Prices and Dividend Information on
        ------------------------------------------------                   Funds You Own
        ------------------------------------------------
   [2]--To Work with Funds You Own                       ------------ 2-3  To Process an Exchange
        ------------------------------------------------
        ------------------------------------------------              2-4  To Change your Personal Identification Number
   [3]--Order Statements and Checkbooks                               ------------------------------------------------------
        ------------------------------------------------
        ------------------------------------------------  .  Press 0 at anytime during this recording to be transferred to a service
   [4]--Fund Objectives and Fund Literature Information      representative Monday - Friday, 8:30 am to 7:00 pm, EST.
        ------------------------------------------------
        ------------------------------------------------  .  To return to the main or previous menu press "*".
   [5]--Mailing and Wiring Instructions
        ------------------------------------------------  .  When working with a list of funds, you may touch "9" to fast forward to
        ------------------------------------------------     the next fund or "7" to go back to the previous fund.
   [6]--Year-End Information and Duplicate Tax Forms
        ------------------------------------------------

Trustees
   S. James Coppersmith
   Samuel M. Eisenstat
   Stephen J. Gutman
   Peter A. Harbeck
   Peter McMillan III
   Sebastiano Sterpa

Officers
   Peter A. Harbeck, President
   Brian Wiese, Vice President
   Robert M. Zakem, Secretary
   Peter C. Sutton, Treasurer
   John T. Genoy, Assistant Treasurer
   Donna M. Handel, Assistant Treasurer
   Cheryl L. Hawthorne, Assistant Treasurer
   Abbe P. Stein, Assistant Secretary
   Peter E. Pisapia, Assistant Secretary

Investment Adviser
   SunAmerica Asset Management Corp.
   The SunAmerica Center
   733 Third Avenue
   New York, NY 10017-3204

Distributor
   SunAmerica Capital Services, Inc.
   The SunAmerica Center
   733 Third Avenue
   New York, NY 10017-3204

Shareholder Servicing Agent
   SunAmerica Fund Services, Inc.
   The SunAmerica Center
   733 Third Avenue
   New York, NY 10017-3204

Custodian and Transfer Agent
   State Street Bank and Trust Company
   P.O. Box 419572
   Kansas City, MO 64141-6572

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.


[LOGO OF SUNAMERICA MUTUAL FUNDS APPEARS HERE]

The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204


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